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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment No.:
                                           ---------
   This Amendment (Check only one):     / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Boyar Asset Management Inc.
                 -------------------------------
   Address:      35 East 21st Street
                 -------------------------------
                 New York, NY 10010
                 -------------------------------

Form 13F File Number: 28-10330
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark A. Boyar
         -------------------------------
Title:   President
         -------------------------------
Phone:   212-995-8300
         -------------------------------

Signature, Place and Date of Signing:

         /s/ Mark A. Boyar            New York, New York   November 4, 2009
   -------------------------------    ------------------   ----------------
            [Signature]                 [City, State]           [Date]

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 40
                                        --------------------

Form 13F Information Table Value Total: $70,947
                                        --------------------
                                           (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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
            ITEM 1              ITEM 2    ITEM 3   ITEM 4       ITEM 5     ITEM 6  ITEM 7        ITEM 8
----------------------------- ---------- --------- ------- --------------- ------- ------ --------------------
                              TITLE OF             VALUE   SH/PRN SH/ PUT/ INVSTMT OTHER    VOTING AUTHORITY
ISSUER                        CLASS      CUSIP     (x1000) AMOUNT PRN CALL DISCRTN MGRS   SOLE    SHARED  NONE
ALTRIA CROUP INC              COMMON     02209S103     251  14100 SH       SOLE            14100     0     0
AMERICAN EXPRESS CO           COMMON     025816109     498  14700 SH       SOLE            14700     0     0
AMERIPRISE FINL INC           COMMON     03076C106    2661  73250 SH       SOLE            73250     0     0
ARBITRON INC                  COMMON     03875Q108     374  18000 SH       SOLE            18000     0     0
BANK OF AMER CORP             COMMON     060505104    2221 131265 SH       SOLE           131265     0     0
BANK OF NEW YORK MELLON       COMMON     064058100    2173  74958 SH       SOLE            74958     0     0
BRISTOL MYERS SQUIBB          COMMON     110122108     819  36350 SH       SOLE            36350     0     0
BROADRIDGE FINL SOLUT         COMMON     11133T103     467  23250 SH       SOLE            23250     0     0
CABLEVISION SYS CORP          CL A       12686C109    2085  87791 SH       SOLE            87791     0     0
CARNIVAL CORP                 PAIRED CTF 143658300    1761  52920 SH       SOLE            52920     0     0
CBS CORP                      CL B       124857202    3921 325391 SH       SOLE           325391     0     0
CIT GROUP INC                 COMMON     125581108      58  47900 SH       SOLE            47900     0     0
CITIGROUP INC                 COMMON     172967101     979 202189 SH       SOLE           202189     0     0
COMCAST CORP                  CL A       20030N200    2024 125880 SH       SOLE           125880     0     0
CVS CAREMARK CORP             COMMON     126650100     459  12850 SH       SOLE            12850     0     0
DIEBOLD INC                   COMMON     253651103     904  27450 SH       SOLE            27450     0     0
DISNEY WALT PRODTNS           COMMON     254687106    2161  78698 SH       SOLE            78698     0     0
GENERAL ELEC CO               COMMON     369604103    1633  99450 SH       SOLE            99450     0     0
HEINZ H J CO                  COMMON     423074103    2156  54250 SH       SOLE            54250     0     0
HOME DEPOT INC                COMMON     437076102    3379 126850 SH       SOLE           126850     0     0
JP MORGAN CHASE & CO          COMMON     46625H100    4214  96175 SH       SOLE            96175     0     0
KRAFT FOODS INC                CL A      50075N104    1748  66556 SH       SOLE            66556     0     0
LIMITED BRANDS INC            COMMON     532716107    2436 143400 SH       SOLE           143400     0     0
MEREDITH CORP                 COMMON     589433101    2196  73350 SH       SOLE            73350     0     0
MGM GRAND INC                 COMMON     552953101     456  37913 SH       SOLE            37913     0     0
MICROSOFT CORP                COMMON     594918104    2708 105300 SH       SOLE           105300     0     0
MIDAS GROUP INC               COMMON     595626102    2262 240659 SH       SOLE           240659     0     0
NASDAQ OMS GROUP INC          COMMON     631103108    2120 100700 SH       SOLE           100700     0     0
OFFICE DEPOT INC              COMMON     676220106    1360 205400 SH       SOLE           205400     0     0
ORIENT-EXPRESS HOTELS         CL A       G67743107     533  46300 SH       SOLE            46300     0     0
PFIZER INC                    COMMON     717081103    3307 199799 SH       SOLE           199799     0     0
PHILIP MORRIS INTL INC        COMMON     718172109     687  14100 SH       SOLE            14100     0     0
PLAYBOY ENTERPRISES INC       CL B       728117300    1159 383850 SH       SOLE           383850     0     0
SAKS INC                      COMMON     79377W108    3035 445050 SH       SOLE           445050     0     0
TIME WARNER INC               COMMON     887317303    3757 130556 SH       SOLE           130556     0     0
TRAVELERS COMPANIES INC       COMMON     89417E109    3498  71063 SH       SOLE            71063     0     0
UNITED PARCEL SVC INC         CL B       911312106    2119  37525 SH       SOLE            37525     0     0
VIACOM INC                    CL B       92553P201     483  17219 SH       SOLE            17219     0     0
WENDYS ARBYS GROUP IN         COMMON     950587105   1,327 280500 SH       SOLE           280500     0     0
WESTERN UN CO                 COMMON     959802109     554  29300 SH       SOLE            29300     0     0